Investment in Unconsolidated Ventures	12 Months Ended
Dec. 31, 2012
Investment in Unconsolidated Ventures
Investment in Unconsolidated Ventures
At year-end 2012, we had ownership interests in 13 ventures that we account for using the equity method. We have no real estate ventures that are accounted for using the cost method.
In 2012, we formed two new unconsolidated ventures:

•
CJUF III, RH Holdings, LP was formed with Canyon-Johnson Urban Funds (CJUF) to develop a 257-unit multifamily property overlooking downtown Austin. We own a 25 percent interest and CJUF owns the remaining 75 percent interest. We contributed land and pre-development costs to the venture and received reimbursements of $3,516,000 from the venture. The venture obtained a senior secured construction loan in the amount of $23,936,000 that bears interest at LIBOR plus 2 percent with no significant balance outstanding at year-end 2012. The loan has an initial term of 36 months and may be extended for two additional 12-month periods if certain conditions are met. We have a guaranty of completion of the improvements, a repayment guarantee for 20 percent of principal balance and unpaid accrued interest and a standard non-recourse carve-out guaranty. The repayment guarantee will reduce from 20 percent to 0 percent upon achievement of certain conditions. At year-end 2012, our investment in this venture is $3,836,000.

•
FMF Peakview, LLC was formed with Guggenheim Real Estate, LLC (Guggenheim) to develop a 304-unit multifamily property in Denver. We own a 20 percent interest and Guggenheim owns the remaining 80 percent interest. We contributed land and pre-development costs to the venture and received reimbursements of $7,243,000 from the venture. The venture obtained a senior secured construction loan in the amount of $31,550,000 that bears interest at LIBOR plus 2.25 percent with no balance outstanding at year-end 2012. The loan has an initial term of 36 months and may be extended for two additional 12-month periods if certain conditions are met. We have a guaranty of completion of the improvements, a repayment guarantee for 25 percent of principal and unpaid accrued interest and a standard non-recourse carve-out guaranty. At year-end 2012, our investment in this venture is $2,666,000.

In 2012, we acquired from CL Realty and Temco their interest in 17 residential and mixed-use projects for $47,000,000, principally representing $31,891,000 in real estate and $14,236,000 in investment in unconsolidated ventures. Please read
Note 3 for additional information. We sold our 25 percent interest in Palisades West LLC, which owns two office buildings and an accompanying parking garage in Austin for $32,095,000, resulting in a gain of $11,675,000.

Combined summarized balance sheet information for our ventures accounted for using the equity method follows:

	Venture Assets		Venture Borrowings (a)		Venture Equity		Our Investment
	At Year-End
	2012	2011	2012	2011	2012	2011	2012	2011
	(In thousands)
242, LLC(b)	$21,408	$23,688	$810	$4,429	$19,576	$18,536	$8,903	$8,332
CJUF III, RH Holdings	15,970	—	1	—	13,701	—	3,836	—
CL Ashton Woods(c)	15,701	—	—	—	15,044	—	5,775	—
CL Realty	8,245	51,096	—	1,056	7,842	48,608	3,921	24,304
FMF Peakview	16,859	—	—	—	13,331	—	2,666	—
HM Stonewall Estates(c)	5,184	—	104	—	5,080	—	2,470	—
LM Land Holdings(c)	21,094	—	3,086	—	13,128	—	6,045	—
Palisades West	—	124,588	—	—	—	81,635	—	20,412
Round Rock Luxury Apartments	332	34,434	—	28,544	325	4,865	225	3,312
Temco	13,255	18,922	—	2,787	13,066	15,896	6,533	7,948
Other ventures (4)(d)	16,797	16,938	34,357	38,002	(31,600)	(34,045)	1,172	(85)
	$134,845	$269,666	$38,358	$74,818	$69,493	$135,495	$41,546	$64,223

Combined summarized income statement information for our ventures accounted for using the equity method follows:

	Revenues			Earnings (Loss)			Our Share of Earnings (Loss)
	For the Year
	2012	2011	2010	2012	2011	2010	2012	2011	2010
	(In thousands)
242, LLC(b)	$4,868	$2,378	$1	$1,040	$239	$(103)	$572	$153	$(51)
CJUF III, RH Holdings	—	—	—	(241)	—	—	(241)	—	—
CL Ashton Woods(c)	3,353	—	—	1,472	—	—	2,024	—	—
CL Realty(e)	2,667	9,141	28,663	1,060	(22,832)	228	530	(11,416)	114
FMF Peakview	—	—	—	(116)	—	—	(23)	—	—
HM Stonewall Estates(c)	2,500	—	—	829	—	—	332	—	—
LM Land Holdings(c)	10,268	—	—	1,895	—	—	257	—	—
Palisades West	—	16,230	13,588	—	5,858	4,668	—	1,464	1,167
Round Rock Luxury Apartments(f)	3,749	4,442	3,308	7,944	(483)	(1,429)	5,552	(292)	(996)
Temco(g)	702	653	2,180	(80)	(42,242)	210	(40)	(21,121)	105
Other ventures(h) (4)	5,041	8,030	8,765	2,088	49	(15,889)	5,506	2,003	4,362
	$33,148	$40,874	$56,505	$15,891	$(59,411)	$(12,315)	$14,469	$(29,209)	$4,701
_____________________

(a)	Total includes current maturities of $32,323,000 at year-end 2012, of which $32,083,000 is non-recourse to us, and $71,816,000 at year-end 2011, of which $43,144,000 is non-recourse to us.

(b)
Includes unamortized deferred gains on real estate contributed by us to ventures. We recognize deferred gains as income as real estate is sold to third parties and is included in our share of earnings (loss) from the respective ventures. Deferred gains of $885,000 are reflected as a reduction to our investment in unconsolidated ventures at year-end 2012.

(c)
In 2012, we acquired CL Realty’s equity investment in these residential and mixed-use ventures at estimated fair value. The difference between estimated fair value of the equity investment and our capital account within the respective ventures at closing (basis difference) will be accreted as income or expense over the life of the investment and included in our share of earnings (loss) from the respective ventures. Unrecognized basis difference of $2,957,000 is reflected as a reduction of our investment in unconsolidated ventures at year-end 2012.

(d)
Our investment in other ventures reflects our ownership interests generally ranging from 25 to 50 percent, excluding venture losses that exceed our investment where we are not obligated to fund those losses. Please read Note 17 for additional information.

(e)
In 2011, CL Realty’s loss includes non-cash impairment charges of $25,750,000, of which, $23,255,000 relates to additional non-cash impairments associated with real estate assets sold in 2012. Please read Note 3 for additional information. In 2010, CL Realty’s earnings include impairment charges of $4,458,000 principally related to a commercial real estate tract located near the Texas gulf coast.

(f)
In 2012, Round Rock Luxury Apartments earnings include $8,247,000 gain related to sale of 414-unit multifamily property near Austin for $40,400,000. Our share of equity earnings related to this sale is $5,707,000.

(g)
In 2011, Temco’s loss includes non-cash impairment charges of $41,226,000, of which, $21,426,000 principally relates to additional non-cash impairments associated with real estate assets sold in 2012. Please read Note 3 for additional information.

(h)
In 2012, other ventures earnings include $5,307,000 related to a consolidated venture’s share of the gain associated with Round Rock Luxury Apartments sale of Las Brisas. Our share of these earnings was $2,541,000 and we allocated $(2,766,000) to net income attributable to noncontrolling interests. In 2011, our share of other ventures earnings (loss) includes $2,164,000 in earnings related to a deferred gain recognized as a result of entering into an agreement to acquire certain of CL Realty’s real estate assets and $4,869,000 in deferred gains for year 2010 related to CL Realty’s sale of 625 acres to a third party for $20,250,000. In 2010, other ventures loss includes a $13,061,000 loss on sale of a golf course and country club property in Denton, Texas. This loss did not impact our equity in the earnings (loss) of this venture as we exclude losses that exceed our investment where we are not obligated to provide additional equity.

In 2012, we invested $2,318,000 in these ventures and received $15,905,000 in distributions; in 2011, we invested $2,007,000 in these ventures and received $9,664,000 in distributions; in 2010, we invested $3,291,000 in these ventures and received $16,458,000 in distributions. Distributions include both return of investments and distributions of earnings.
We provide development services for some of these ventures for which we receive fees. Fees for these services were $662,000 in 2012, $912,000 in 2011 and $1,091,000 in 2010 and are included in real estate and oil and gas revenues. In 2010, we received fees of $1,013,000 related to the sale of approximately 625 acres by CL Realty for marketing the property and closing the transaction on behalf of the venture.